Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2016	$ 30,273	$ (16,411)			$ 13,862
Balance, shares at Dec. 31, 2016
Balance at Dec. 31, 2016	$ 30,273	(16,411)			13,862
Balance, shares at Dec. 31, 2016
Loss for the year from continuing operations				(2,500)	(2,500)
Loss for the year from discontinuing operations				(30,329)	(30,329)
Capital contribution from change in Control Transaction - net liabilities		116,467			116,467
Recapitalization		(32,829)		32,829
Other comprehensive income (loss), Foreign currency translation gain
Balance at Dec. 31, 2017	$ 30,273	67,227			97,500
Balance, shares at Dec. 31, 2017
Balance at Dec. 31, 2017	$ 30,273	67,227			97,500
Balance, shares at Dec. 31, 2017
Loss for the year from continuing operations				(279,281)	(279,281)
Loss for the year from discontinuing operations
Recapitalization		(68,367)		68,367
Other comprehensive income (loss), Foreign currency translation gain			3,345		3,345
Balance at Dec. 31, 2018	$ 30,273	(1,140)	3,345	(210,914)	(178,436)
Balance, shares at Dec. 31, 2018
Other comprehensive income (loss), Foreign currency translation gain			(3,256)		(3,256)
Income (loss) for the year				373,939	373,939
Balance at Dec. 31, 2019	$ 30,273	$ (1,140)	$ 89	$ 163,025	$ 192,247
Balance, shares at Dec. 31, 2019